[GRAPHIC APPEARS HERE]

Semi-Annual Report . June 30, 1999

The
Kaufmann
Fund, Inc.
140 East 45th Street
New York, New York 10017


Investing in growth companies for the long term

--------------------------------------------------------------------------------
For questions regarding your account call:
(800)261-0555
--------------------------------------------------------------------------------

Dear Shareholder:

We would like to emphasize how extraordinary the investment opportunities are for small and mid-cap growth stocks. By almost any meaningful measure, these stocks are trading at the lowest levels in years in relation to earnings and growth prospects. In our opinion, the valuations are nearly as depressed, and therefore as attractive, as they were in 1987, 1974 and 1966. Those years provided terrific buying opportunities as small and mid-caps proceeded to substantially outperform large-caps for several years.

To be sure, almost anything can happen in the short term -- especially in today's environment -- when investors are being overloaded with short-term information and are in the thrall of the instantaneous success of internet stocks. The Kaufmann Fund could not possibly keep up with the various popular indexes over the past few years because we have not invested in internet companies with uncertain fundamentals, or in cyclical companies that have only mediocre growth prospects.

As portfolio managers we must have the courage to stick to what we know is in the best interests of our shareholders. Our research shows that over the longer term, it is the companies with the strongest fundamentals, in particular the leading small and mid-cap growth stocks, that do best and reward shareholders the most.

We believe that what sets us apart is the rigor and thoroughness of the research that we do to identify these companies -- ones with unique products and services in expanding markets, the most innovative management, and the most profitable and sustainable business models. The Kaufmann Fund's portfolio consists of these companies and, especially today, represents a truly outstanding investment value.

We agree that the internet is an area of exhilarating growth and possibilities, and we are determined to distinguish sensible ways to invest in it. However, we will never become mindless momentum investors, and we feel confident that Kaufmann shareholders will be rewarded for our combination of focus, prudence and steadfastness.

The Kaufmann Fund is our only business and the only fund we manage. With over 70 years of Wall Street experience, we can honestly say that we have never worked harder or been more optimistic about the investment environment.

Thank you for your steady support and encouragement. We look forward to serving you for may years to come.

Yours very truly,

/s/ Hans P. Utsch                          /s/ Lawrence Auriana

Hans P. Utsch                              Lawrence Auriana
Portfolio Co-Manager                       Portfolio Co-Manager

Important Note! The Kaufmann Fund offers Automatic Investment and Payroll Deduction Plans. These plans are convenient methods of investing fixed dollar amounts on a monthly basis. This enables you to take advantage of "dollar-cost averaging" (when prices are lower, your monthly investment buys more shares). The Fund also offers a selection of retirement plans including 403(b), 401(k), SEP IRAs, SIMPLE IRAs, ROTH and Education IRAs. For more information or assistance in completing an application, please call (800) 261-0555.

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Selected Data For A Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                 Six Months Ended                         Year Ended December 31,
                                                ------------------    -------------------------------------------------------------
                                                   June 30, 1999      1998        1997        1996           1995         1994
Net Asset Value, Beginning of Period                       $5.68       $6.37       $5.84        $5.05          $3.76        $3.45
Income from Investment Operations:
   Net Investment Income (Loss)                            (0.007)     (0.040)     (0.060)      (0.030)        (0.060)      (0.060)
   Net Realized and Unrealized Gain
      (Loss) on Investments                                (0.023)      0.017       0.795        1.083          1.445        0.370
                                                         --------------------------------------------------------------------------
Total Income from Investment Operations                    (0.030)     (0.023)      0.735        1.053          1.385        0.310
Less Distributions:
   From Net Investment Income-                               --          --          --           --             --           --
   From Net Realized Gains                                   --         0.667       0.205        0.263          0.095         --
                                                         --------------------------------------------------------------------------
Total Distributions                                          --         0.667       0.205        0.263          0.095         --

Net Asset Value, End of Period                             $5.65       $5.68       $6.37        $5.84          $5.05        $3.76

Total Return (a)                                           (0.53)%      0.72%      12.59%       20.91%          36.89%        8.99%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $3,415,715 $4,621,018  $6,008,161   $5,341,311      $3,163,310   $1,592,551
Ratio of Expenses (after expense reimbursement)
   to Average Net Assets (%)                               1.96 %*     1.96 %      1.89 %       1.93 %          2.17 %       2.29 %
Ratio of Interest Expense to Average Net Assets (%)        0.01 %*     0.01 %      0.01 %       0.01 %          0.01 %       0.02 %
                                                         --------------------------------------------------------------------------
Ratio of Expenses (after expense reimbursement
   less interest expense) to Average Net Assets (%)        1.95 %*     1.95 %      1.88 %       1.92 %          2.16 %       2.27 %
Ratio of Net Investment Income (Loss) to
   Average Net Assets (%)                                 (1.03)%*    (0.66)%     (1.00)%      (0.82)%         (1.24)%      (1.58)%
Portfolio Turnover Rate (%)                                   44%         59%         65%          72%             60%          47%

-----------------------------------------------------------------------------------------------------------------------------------
Borrowings
-----------------------------------------------------------------------------------------------------------------------------------
Debt Outstanding at End of Period                            --          --          --           --             --           --
Average Debt Outstanding During the Period
 (in thousands)                                              --          --          --           --             --       $   3,776
Average Number of Shares Outstanding
   During the Period (in thousands)                          --          --          --           --             --         333,175
Average Debt per Share During the Period                     --          --          --           --             --           $0.01

(a) The total returns would have been lower if certain expenses had not been reduced. (See Note 3 of Notes to Financial Statements.)
 *  Annualized

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.    3

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stocks 96.0%
--------------------------------------------------------------------------------

                                                                                                 Value
                                                                                    Shares       (000s)
                                                                                    ------       ------
Consumer 2.9%
CONSUMER - DURABLES 0.1%
         Ducati Motor Holding SpA (ITL)                                           1,500,000    $   3,928
                                                                                               ---------
                                                                                                   3,928
                                                                                               ---------
CONSUMER - NONDURABLES 2.8%
         Blyth Industries, Inc.                                                     500,000       17,188
         Del Monte Foods Company                                                  2,000,000       33,500
         Jones Apparel Group, Inc.                                                1,000,000       34,312
         Skechers U.S.A., Inc.                                                      750,000        7,875
                                                                                               ---------
                                                                                                  92,875
                                                                                               ---------
Total Consumer                                                                                    96,803
                                                                                               =========
Financial 3.5%
FINANCIAL - DOMESTIC 2.6%
         Federal Agricultural Mortgage Corporation                                  173,000       11,872
         GreenPoint Financial Corp.                                               1,216,000       39,900
         Philadelphia Consolidated Holding Corp.                                  1,286,300       31,514
         Wit Capital Group, Inc.                                                    135,000        4,590
                                                                                               ---------
                                                                                                  87,876
                                                                                               ---------
FINANCIAL - FOREIGN 0.9%
         Provident Financial plc (GBP)                                              531,000        7,299
         Royal Bank of Scotland Group plc (GBP)                                     400,000        8,197
         Shohkoh Fund & Co., Ltd. (JPY)                                              20,000       14,350
         Thai Farmers Bank PCL (THB)                                                200,000          618
                                                                                               ---------
                                                                                                  30,464
                                                                                               ---------
Total Financial                                                                                  118,340
                                                                                               =========
Medical 19.1%
MEDICAL EQUIPMENT & SUPPLIES 3.6%
         Amira Medical Series A Preferred                                           250,000        1,375
         Amira Medical Series D Preferred                                         1,000,000        5,500
         Anika Therapeutics, Inc.                                                   277,400        2,358
         Bionx Implants, Inc.                                                       750,000        4,125
         Boston Scientific Corporation                                               50,000        2,196
         Combact Diagnostics Sys. Ltd. Series B - Pfd. (ILS)                         22,502        1,000
         Combact Diagnostics Sys. Ltd. Series C - Pfd. (ILS)                          3,522            0
         Combact Diagnostics Sys. Ltd. - Ordinary Shares (ILS)                          666            0
         Cytyc Corporation                                                          400,000        7,800
         Diagnostic Products Corporation                                            400,000       11,050
         ENDOcare, Inc.                                                           2,000,000       12,000
         ENDOcare, Inc.                                                             499,300        2,996
         Hanger Orthopedic Group, Inc.                                              923,900       13,108
         NeoPath, Inc.                                                            1,821,000        6,351
         Orthofix International N.V.                                              1,000,000       14,875
         SonoSite, Inc.                                                              50,000          850
         ThermoGenesis Corp.-Series A - Conv. Pfd.                                  576,000        3,600
         ThermoGenesis Corp.                                                        800,000        1,200
         ThermoGenesis Corp. - Warrants                                              80,000            0
         Thoratec Laboratories Corporation                                          260,800        2,771
         Trex Medical Corporation                                                    22,000          237
         Xomed Surgical Products, Inc.                                              300,000       14,606
         Zoll Medical Corporation                                                   980,600       11,767
                                                                                               ---------
                                                                                                 119,765
                                                                                               ---------
MEDICAL SERVICES 11.8%
         AmeriPath, Inc.                                                             30,000          259
         CareInsite, Inc.                                                           120,000        5,670
         Coast Dental Services, Inc.                                                246,400        1,155
         CompDent Corporation                                                       248,612          124
         CompDent Corporation - Pfd.                                                  2,851        2,876
         Eclipsys Corporation                                                       227,500        5,446
         Express Scripts, Inc.                                                      435,000       26,182
         Healthcare Recoveries, Inc.                                              1,396,000        6,631
         Laser Vision Centers, Inc.                                                  25,000        1,575
         Latin Healthcare Fund, L.P.                                                      1        5,080
         Lincare Holdings, Inc.                                                   5,102,300      127,557
         MedPartners, Inc.                                                        2,500,000       18,906
         Orthodontic Centers of America, Inc.                                       475,000        6,709
         Pacific Health Laboratories, Inc.                                          140,000          525
         Peachtree Medichem Partners, LLC                                            30,078        1,463
         PhyCor, Inc.                                                               500,000        3,703
         PSS World Medical, Inc.                                                  4,601,000       51,474
         Quintiles Transnational Corp.                                              400,000       16,800
         RTW, Inc.                                                                1,349,500        7,928
         Sterile Recoveries, Inc.                                                   450,000        5,203
         Surmodics Inc.                                                               5,000           82
         United Payors & United Providers, Inc.                                   1,134,400       26,304
         Universal Standard Healthcare, Inc.                                        666,000            0
         US Oncology, Inc.                                                        5,968,174       71,618
                                                                                               ---------
                                                                                                 393,270
                                                                                               ---------
PHARMACEUTICAL & BIOTECH 3.7%
         Aastrom Biosciences, Inc.                                                1,500,000        1,875
         Aastrom Biosciences, Inc. - Pfd.                                           135,062            0
         Alexion Pharmaceuticals, Inc.                                              837,300        7,431
         Aradigm Corporation                                                        377,500        3,350
         Aradigm Corporation                                                        666,667        5,325
         ArQule, Inc.                                                             2,129,200       10,380

--------------------------------------------------------------------------------
4  The accompanying notes are an integral part of these financial statements.

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                 Value
                                                                                    Shares       (000s)
                                                                                    ------       ------
PHARMACEUTICAL & BIOTECH (Continued)
         Aurora Biosciences Corporation                               +  *        1,900,400   $   13,778
         Aviron                                                          *          250,000        7,187
         AXYS Pharmaceuticals, Inc.                                      *          465,500        1,571
         Cephalon, Inc.                                                  *          500,000        8,688
         Cephalon, Inc. - Class A-Warrants                             # *          480,000            0
         Cephalon, Inc. - Class B-Warrants                             # *          160,000            0
         Dura Pharmaceuticals, Inc.                                      *          600,000        7,163
         ENZON, Inc.                                                     *          404,000        8,358
         EPIX Medical, Inc.                                              *          450,000        2,475
         Genomica Corporation Series B - Pfd.                          # *        9,722,222        7,000
         IntraBiotics Pharmaceuticals, Inc. Series G - Pfd.            # *        1,500,000        4,502
         LJL Biosystems, Inc.                                          # *          857,143        3,279
         Protein Design Labs, Inc.                                       *          500,000       11,093
         QLT PhotoTherapeutics Inc. (CAD)                           /\   *          317,100       17,227
         QLT PhotoTherapeutics Inc.                                      *           59,000        3,245
         Xenometrix, Inc.                                              # *            6,619            2
                                                                                               ---------
                                                                                                 123,929
                                                                                               ---------
Total Medical                                                                                    636,964
                                                                                               =========

Retail 13.5%
MAIL ORDER COMMERCIAL/INDUSTRIAL 1.4%
         Micro Warehouse, Inc.                                           *        1,000,000       17,875
         Systemax Inc.                                                +  *        2,186,100       27,053
                                                                                               ---------
                                                                                                  44,928
                                                                                               ---------
RESTAURANTS 2.4%
         J.D. Wetherspoon plc (GBP)                                 /\+           17,426,432       81,032
                                                                                               ---------
                                                                                                  81,032
                                                                                               ---------
RETAIL STORES 9.7%
         Circuit City Stores - Circuit City Group                                   700,000       65,100
         Consolidated Stores Corporation                                 *          381,200       10,292
         Finish Line, Inc., The                                          *          400,000        4,500
         General Nutrition Companies, Inc.                               *          676,200       15,764
         Office Depot, Inc.                                              *        5,350,000      118,035
         PETsMART, Inc.                                               +  *        5,863,800       60,104
         ShopKo Stores, Inc.                                             *          800,000       29,000
         Staples, Inc.                                                   *          700,000       21,656
         Western Growth Capital Partners I, L.L.L.P                    # *           52,500          130
                                                                                               ---------
                                                                                                 324,581
                                                                                               ---------
Total Retail                                                                                     450,541
                                                                                               =========
Technology 32.8%
COMMUNICATIONS EQUIPMENT 2.1%
         AudioCodes Ltd.                                                 *          300,000        8,100
         JDS Fitel Inc. (CAD)                                        /\  *          300,000       25,161
         P-Com, Inc.                                                   # *        2,516,990       10,000
         Powerwave Technologies, Inc.                                    *          357,500       11,529
         Tellabs, Inc.                                                   *          200,000       13,513
                                                                                                --------
                                                                                                  68,303
                                                                                                --------
COMPUTER HARDWARE & ACCESSORIES 1.0%
         Apex PC Solultions, Inc.                                        *          200,000        4,100
         Hutchinson Technology Incorporated                           +  *          800,000       22,200
         PixTech, Inc.                                                   *          678,169          865
         PixTech, Inc.                                                 # *        1,000,000        1,500
         PixTech, Inc. - Conv. Pfd.                                    # *          266,297        5,400
                                                                                                --------
                                                                                                  34,065
                                                                                                --------
COMPUTER SERVICES 10.7%
         Affiliated Computer Services, Inc.                              *        1,600,000       81,000
         Concord EFS, Inc.                                               *        2,485,000      105,147
         CSG Systems International, Inc.                                 *          850,000       22,259
         Galileo International, Inc.                                              2,000,000      106,875
         INSpire Insurance Solutions, Inc.                            +  *        1,152,100       16,705
         International Telecommunication Data Systems, Inc.           +  *        1,489,400       23,830
                                                                                                --------
                                                                                                 355,816
                                                                                                --------
COMPUTER SOFTWARE  8.0 %
         Amdocs Limited                                                  *        4,500,000      102,375
         Ariba, Inc.                                                     *           30,000        2,918
         BMC Software Inc.                                               *          100,000        5,400
         Check Point Software Technologies Ltd.                          *          500,000       26,813
         Citrix Systems, Inc.                                            *          500,000       28,250
         Compuware Corporation                                           *          200,000        6,363
         GreenField Technology Ventures Fund I                         # *                1           75
         Inso Corporation                                                *           50,000          269
         MAPICS, Inc.                                                 +  *        1,275,000       13,467
         Project Software & Development, Inc.                            *           32,500        1,016
         Puma Technology, Inc.                                           *           91,900          482
         SensAble Technologies, Inc.                                     *        1,333,334        2,064
         Siebel System, Inc.                                           # *          500,000       33,187
         Sterling Software, Inc.                                         *           96,900        2,586
         Synopsys, Inc.                                                  *          501,000        4,715
         Visio Corporation                                               *          200,000        7,612
                                                                                                --------
                                                                                                 265,241
                                                                                                --------

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.   5

The Kaufmann Fund, Inc.         Semi-Annual Report -- June 30, 1999 -- Unaudited
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       Value
                                                                           Shares     (000s)
                                                                           ------    --------
ELECTRONIC COMPONENTS   0.3%
   Aavid Thermal Technologies, Inc.                              *        311,000    $   7,036
   Sensormatic Electronics Corporation                           *        200,000        2,788
                                                                                     ---------
                                                                                         9,824
                                                                                     ---------
SEMICONDUCTOR & EQUIPMENT   6.0%
   Alpha Industries, Inc.                                   +   *       1,100,000       52,388
   Altera Corporation                                           *       1,000,000       36,813
   Atmel Corporation                                            *         157,300        4,119
   Cypress Semiconductor                                        *         300,000        5,138
   DSP Communications, Inc.                                     *         205,900        5,945
   LSI Logic Corporation                                        *         850,000       39,206
   Vitesse Semiconductor Corporation                            *         800,000       53,950
                                                                                     ---------
                                                                                       197,559
                                                                                     ---------
TELECOMMUNICATION SERVICES  4.7%
   American Tower Corporation Class A                            *        890,700       21,376
   Billing Concepts Corp.                                    +   *      2,423,300       27,111
   Crown Castle International Corp.                              *         40,000          833
   Illuminet Holdings, Inc.                                   #  *         20,100          358
   Intermedia Communications Inc.                                *        200,000        6,000
   ITC /\ DeltaCom, Inc.                                         *        312,500        8,750
   Orckit Communications Ltd.                                    *        400,000        9,900
   SBA Communications Corporation                                *        225,000        2,179
   TALK.com, Inc.                                                *      1,000,000       11,250
   Time Warner Telecom Inc.                                      *        325,000        9,425
   Transaction Network Services, Inc.                         +  *      1,500,000       43,875
   United Pan-Europe Communications NV                                    250,000       13,813
                                                                                     ---------
                                                                                       154,870
                                                                                     ---------
Total Technology                                                                     1,085,678
                                                                                     ---------
Other    24.2%
DISTRIBUTION   0.2%
   Keystone Automotive Industries, Inc.                          *        200,000        3,475
   Nuco2 Inc.                                                 +  *        250,000        2,188
                                                                                     ---------
                                                                                         5,663
                                                                                     ---------
ENTERTAINMENT   1.5%
   Championship Auto Racing Teams, Inc.                          *        512,800       15,352
   Cinar Corporation - Class B                                +  *      1,250,000       30,625
   Penske Motorsports, Inc.                                      *         31,300        1,553
   Realm Production and Entertainment, Inc.                    # *        172,000          301
   Speedway Motorsports, Inc.                                    *         37,500        1,474
                                                                                     ---------
                                                                                        49,305
                                                                                     ---------
INDUSTRIAL   1.4%
   Asia Pulp & Paper Company Ltd.                                *      1,950,000       18,769
   Asia Pulp & Paper Company Ltd. - Warrants                     *         90,000          236
   Eastern Water Resources Dev. and Mgmt. PCL                    *        660,000          814
   JLM Industries, Inc.                                       +  *        400,000        2,100
   Phoenix Pulp & Paper Pcl (THB)                           /\   *        201,100            0
   Simpson Manufacturing Co., Inc.                               *        250,000       11,875
   Synetic, Inc.                                                 *        200,000       13,750
                                                                                      --------
                                                                                        47,544
                                                                                      --------
MEDIA & INFORMATION SERVICES   7.2%
   AdForce, Inc.                                                 *        133,700        3,142
   Citadel Communications Corporation                            *        225,000        8,141
   Clear Channel Communications, Inc.                            *      1,000,000       68,938
   Cunningham Graphics International, Inc.                    +  *        246,000        4,090
   Flycast Communications Corporation                            *         35,000          669
   Getty Images, Inc.                                            *        500,000        9,438
   GoTo.com, Inc.                                                *         25,000          700
   HA-LO Industries, Inc.                                        *        359,400        3,549
   Homeseekers.com, Incorporated                                 *        286,000        1,359
   Infinity Broadcasting Corp.- Class A                          *      1,600,000       47,600
   internet.com LLC                                              *         40,000          503
   Lamar Advertising Company                                     *        600,000       24,563
   Mail.com, Inc.                                                *        550,000       10,347
   Outdoor Systems, Inc.                                         *        800,000       29,200
   Panavision Inc.                                             # *         46,363            0
   Radio One, Inc.                                               *         35,000        1,628
   TMP Worldwide Inc.                                            *        300,000       19,050
   topjobs.net plc                                               *        180,000        1,001
   Ziff-Davis Inc. -ZDNet                                        *        249,200        6,479
                                                                                      --------
                                                                                       240,397
                                                                                      --------
OIL & GAS   1.8%
   Apache Corporation                                                     400,000       15,600
   EEX Corporation                                               *        300,000        2,081
   Enron Oil & Gas Company                                                100,000        2,025
   Forest Oil Corporation                                        *        678,700        8,526
   Oceaneering International, Inc.                               *        163,900        2,643
   St. Mary Land & Exploration Company                                    400,000        8,225
   Sante Fe Snyder Corporation                                   *      2,408,750       18,367
   Virginia Gas Company                                       +           593,000        2,594
                                                                                      --------
                                                                                        60,061
                                                                                      --------
REAL ESTATE   0.1%
   IRSA Inversiones y Representaciones S.A.                               101,781        3,142
                                                                                      --------
                                                                                         3,142
                                                                                      --------
SERVICE   11.5%
   Ambassadors International, Inc.                            +  *        915,000       13,611
   Cendant Corporation                                           *     15,800,000      323,900

--------------------------------------------------------------------------------
6  The accompanying notes are an integral part of these financial statements.

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                               Value
                                                              Shares           (000s)
                                                              ------           ------
SERVICE (Continued)
   Charles River Associates Incorporated                *    200,000          $5,013
   Coinstar, Inc.                                       *     40,000           1,147
   Corporate Executive Board Company, The               *    475,000          16,892
   Electricity Generating
   Authority of Thailand (THB)                 /\       *     10,000              14
   ITT Educational Services, Inc.                       *    291,900           7,608
   Kroll-O'Gara Company, The                            *    300,000           6,619
   Realty Information Group, Inc.                       *    200,000           8,700
                                                                             -------
                                                                             383,504
                                                                             -------
TRANSPORTATION   0.5%
   Carey International, Inc.                   +        *    520,000          12,805
   Dispatch Management Services Corp.          +        *  1,319,700           3,670
                                                                             -------
                                                                              16,475
                                                                             -------
Total Other                                                                  806,091
                                                                             -------
------------------------------------------------------------------------------------
Total Stocks(Cost $2,128,479)                                             $3,194,417
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Convertible Bonds 3.8%
------------------------------------------------------------------------------------
                                                            Face            Value
                                                           Amount           (000s)
                                                           ------           ------
   APP Finance (VII) Mauritius Limited                   $29,000,000     $    21,460
            3.50% 04/30/2003
   Cephalon, Inc.                              #          10,000,000          10,000
           11.00% 01/31/2002
   Hutchinson Technology Incorporated                     24,000,000          27,960
            6.00% 03/15/2005
   PETsMART, Inc.                                         51,000,000          65,790
            6.75% 11/01/2004
   Universal Standard Healthcare, Inc.                     5,000,000               0
            8.25% 02/01/2006                                                  ------

------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $116,037)                                    $ 125,210
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Short-Term Obligations 0.0%
------------------------------------------------------------------------------------
                                                             Par               Value
                                                            Value              (000s)
                                                            ------             ------
Repurchase Agreements 0.0%
  State Street Bank and Trust Company,
  6.85%, dated 06/30/1999, due 07/01/1999
  (collateralized by Federal Agency Securities)             $171,000       $     171
                                                                              ------
------------------------------------------------------------------------------------
Total Short-Term Obligations (Cost $171)                                   $     171
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Contracts 0.2%
------------------------------------------------------------------------------------
                                                                               Value
                                                          Contracts            (000s)
                                                          ---------            ------
PURCHASED OPTIONS
   Currency options, strike price, expiration:
            GBP, call @1.5675, 09/03/1999                 64,000,000       $     931
   Equity options, strike price, expiration:
            Cendant Corporation, call @ 15, 01/20/2001         5,000           4,250
            Cendant Corporation, call @ 20, 01/20/2001         7,000           4,375

SOLD OPTION
   Currency options, strike price, expiration:
            GBP, call @ 1.627, 09/03/1999                (64,000,000)           (295)
                                                                               -----
------------------------------------------------------------------------------------
Total Contracts (Cost $4,542)                                              $   9,261
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Investments   100%                                                 $ 3,329,059
(Cost $2,249,229)                                                          =========
------------------------------------------------------------------------------------
Legend
   %       Represents percentage of total portfolio investments
   /\      Foreign Denominated Security:
                    CAD - Canadian Dollar
                    GBP - British Pound
                    ILS - Israeli Shekel
                    ITL- Italian Lira
                    JPY- Japanese Yen
                    THB - Thai Baht
   +       Affiliated Company (See Note 7 of Notes to Financial Statements)
   #       Restricted security - not registered under the Securities Act of 1933
                    (See Note 8 of Notes to Financial Statements)
   *       Non - income producing during the period

------------------------------------------------------------------------------------
Schedule of Securities Sold Short
------------------------------------------------------------------------------------
                                                                        Value
                                                          Shares        (000s)
                                                          ------        ------
STOCKS
         Books-A-Million, Inc.                            30,000        $   226
         CIENA Corporation                               110,000          3,321
         Pre-Paid Legal Services, Inc.                    20,000            544
         Restoration Hardware, Inc.                       11,800            158
         SAP AG                                          100,000          3,462
         SONUS Pharmaceuticals, Inc.                      20,000            104
         Sunrise Technologies International, Inc.         30,000            367
                                                                         ------
                                                                        $ 8,182

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.   7

The Kaufmann Fund, Inc.         Semi-Annual Report -- June 30, 1999 -- Unaudited
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                      Amounts in thousands
                                                                                                    (except per share amount)
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
   Investments in securities at value (including repurchase agreements of $171) (cost $2,249,229)
      (See accompanying schedule)                                                                           $3,329,059
   Cash and cash equivalents                                                                                    61,524
   Deposit with custodian bank for securities sold short                                                         8,130
   Receivable from brokers for securities sold short                                                             8,119
   Receivable for investments sold                                                                              42,865
   Receivable for Fund shares sold                                                                                 737
   Receivable from Investment Advisor                                                                            2,187
   Dividends and interest receivable                                                                             1,915
   Other receivables                                                                                               108
   Shares of Investment Fund, at amortized cost, held as collateral for securities loaned                      762,989
-----------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                             $4,217,633
-----------------------------------------------------------------------------------------------------------------------------

   Liabilities

   Securities sold short, at value (proceeds $7,454)  (See accompanying schedule)                           $    8,182
   Payable for investments purchased                                                                            17,593
   Payable for Fund shares redeemed                                                                             11,743
   Other payables and accrued expenses                                                                           1,411
   Collateral on securities loaned, at value                                                                   762,989

Total Liabilities                                                                                             $801,918

-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                  $3,415,715
-----------------------------------------------------------------------------------------------------------------------------

Net Assets Consist Of:
   Paid in capital                                                                                          $2,002,102
   Accumulated net investment loss                                                                            (211,099)
   Accumulated undistributed net realized gain on investments and foreign currency transactions                545,610
   Net unrealized appreciation on investments and assets and liabilities in foreign currencies               1,079,102
                                                                                                             ---------

Net Assets, for 604,099 Shares Outstanding                                                                  $3,415,715
                                                                                                             =========

Net Asset Value per Share
     (based on 604,099 shares outstanding, 2,000,000 shares authorized with $.10 per share par value)            $5.65
                                                                                                                  ====

--------------------------------------------------------------------------------
8 The accompanying notes are an integral part of these financial statements.

The Kaufman Fund, Inc.            Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------
                                                            Amounts in thousands

--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
   Interest (including income on securities loaned of $1,017)       $    11,994
   Dividends, net of $38 of foreign taxes withheld
   (including $1,128 received from affiliated issuers)                    2,747
   Other (Note 3)                                                         2,357
                                                                        -------
--------------------------------------------------------------------------------
Total Income                                                        $    17,098
--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
   Investment advisory fee (Note 3)                                 $    27,618
   Distribution fee (Note 3)                                              6,073
   Service fees (Note 4)                                                  2,360
   Shareholder servicing fees                                               982
   Dividends on securities sold short                                       561
   Custodian fees and expenses                                              238
   Audit fees                                                               198
   Printing fees                                                            159
   Loan commitment fee (Note 9)                                             150
   Legal fees                                                                99
   Non-interested directors' fees and expenses                               96
   Registration fees                                                         83
   Miscellaneous expenses                                                   524
                                                                        -------
Total expenses before reimbursement                                      39,141
   Expense reimbursement by Investment Advisor (Note 3)                  (3,053)
                                                                        -------
--------------------------------------------------------------------------------
Net Expenses                                                        $    36,088
--------------------------------------------------------------------------------
Net Investment Loss                                                 $   (18,990)
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
   Net realized gain on:
      Investment securities (including net realized loss
      of $32,318 on sales of investments in affiliated issuers)     $   186,710
      Foreign currency transactions                                         268
                                                                        -------
                                                                        186,978
                                                                        -------
   Changes in net unrealized (depreciation) on:
      Investment securities                                            (260,565)
      Assets and liabilities                                                 (1)
                                                                        -------
                                                                       (260,566)
                                                                        -------
Net loss                                                                (73,588)
                                                                        -------
Net decrease in net assets resulting from operations                $   (92,578)
                                                                        =======
--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.   9

The Kaufmann Fund, Inc.         Semi-Annual Report -- June 30, 1999 -- Unaudited
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                Amounts in thousands
                                                                             --------------------------
                                                                               (Unaudited)      Year
                                                                               Six months       ended
                                                                                  ended      December 31,
                                                                             June 30, 1999      1998
                                                                             -------------   ------------
Increase (Decrease) in Net Assets

   Operations
      Net investment loss                                                    $   (18,990)   $   (35,087)
      Net realized gain                                                          186,978        614,899
      Change in net unrealized appreciation                                     (260,566)      (574,200)
                                                                             -----------    -----------
      Net increase (decrease) in net assets resulting from operations            (92,578)         5,612
                                                                             -----------    -----------
   Distributions to shareholders
      From net investment income                                                      --             --
      From net realized gain                                                          --       (499,865)
                                                                             -----------    -----------
   Total distributions                                                                --       (499,865)
                                                                             -----------    -----------
   Share transactions
      Net proceeds from sales of shares                                          155,580        728,424
      Reinvestment of distributions                                                   --        483,873
      Cost of shares redeemed                                                 (1,268,305)    (2,105,187)
                                                                             -----------    -----------
      Net decrease in net assets resulting from share transactions            (1,112,725)      (892,890)
                                                                             -----------    -----------
   Total decrease in net assets                                               (1,205,303)    (1,387,143)

Net Assets
   Beginning of period                                                         4,621,018      6,008,161
                                                                             -----------    -----------
   End of period                                                             $ 3,415,715    $ 4,621,018
                                                                             ===========    ===========

Other Information

   Shares:
      Sold                                                                        29,269        116,161
      Issued in reinvestment of distributions                                         --         93,955
      Redeemed                                                                  (238,369)      (339,616)
                                                                              -----------   -----------
   Net decrease                                                                 (209,100)      (129,500)
                                                                             ===========    ===========

--------------------------------------------------------------------------------
10  The accompanying notes are an integral part of these financial statements.

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 Significant Accounting Policies

      The Kaufmann Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund is incorporated in Maryland. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions. The following summarizes the significant accounting policies of the Fund:

Security Valuation

      Securities for which exchange quotations are readily available are valued at the last sale price, or if none, at the closing bid price. Securities, including restricted securities, for which exchange quotations are not readily available, are valued primarily using dealer-supplied valuations or at fair value, as determined in good faith under consistently applied procedures established by the Board of Directors. Short-term securities with remaining maturities of sixty days or less, for which quotations are not readily available, are valued at amortized cost or original cost plus interest, which approximate current value.

Foreign Currency Translation

      The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of the respective transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

      Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, dispositions of foreign currencies, and the difference between the amount of accrued net investment income and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investment securities.

Income Taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Accordingly, no provision for Federal income taxes is required.

Investment Income

      Dividend income is recorded on ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain.

--------------------------------------------------------------------------------

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Security Transactions

      Security transactions are recorded on trade date, the date the order to buy or sell is executed. Gains and losses on securities sold are determined on the basis of identified cost.

Distributions to Shareholders

      Distributions are recorded on ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investments and foreign currency transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed the following year.

2 Operating Policies

Foreign Currency Contracts

      The Fund utilizes foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency, or from counter parties not performing under the contract terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.

Repurchase Agreements

      The Fund, through its custodian, takes possession through the Federal Reserve Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying U.S. Treasury or Federal Agency Securities are valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, liquidation and/or retention of the collateral may be subject to legal proceedings.

Short Sales

      Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its

--------------------------------------------------------------------------------
12

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
      custodian. At June 30, 1999, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $102,265,750 and $332,777,279, respectively. Securities sold short at June 30, 1999 and their related values are described in the Schedule of Securities Sold Short.

3 Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

      Edgemont Asset Management Corporation (Edgemont) is the investment advisor of the Fund. Certain officers and directors of the Fund are affiliated with Edgemont. Edgemont's investment advisory fee is calculated on an annual basis at 1.50% of the Fund's average net assets. For the six months ended June 30, 1999, the Fund incurred investment advisory fees of $27,618,214. Edgemont has voluntarily agreed to reimburse the Fund for expenses, to the extent of the investment advisory fee, if the Fund's annual expenses (other than brokerage commissions, capital items, interest, taxes, extraordinary items and other excludable items) are in excess of $650,000. A reimbursement of $3,053,381 was made for the six months ended June 30, 1999. Edgemont has voluntarily agreed to continue to provide this reimbursement in the future.

Distribution Fee

      The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund or Edgemont may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or Edgemont. The Fund or Edgemont may incur such distribution expenses at the rate of 0.75% per annum on the Fund's average net assets. For the six months ended June 30, 1999, distribution expenses of $6,073,189 were incurred by the Fund, equivalent to 0.33% per annum of the Fund's average net assets.

Redemption Fee

      The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's expenses allocable to providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended June 30, 1999, redemption fees of $2,482,312 were charged by the Fund of which $1,052,030 were allocated to cover the cost of redemptions. Excess fee proceeds of $1,112,265 were added to the Fund's assets.

Brokerage Commissions

      The Fund is permitted to place a portion of its portfolio transactions with Bowling Green Securities, Inc. (Bowling Green). For the six months ended June 30, 1999, no portfolio transactions were executed with Bowling Green and therefore no brokerage commissions were paid. Certain officers and directors of the Fund are affiliated with Bowling Green.

--------------------------------------------------------------------------------

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4 Service Fees

      The Fund has an Authorization Agreement for the payment of a service fee, not to exceed 0.25% per annum of the Fund's average net assets, to broker-dealers that provide liaison services to investors, such as responding to client inquiries and providing information on investments. For the six months ended June 30, 1999, service fees of $982,000 were incurred by the Fund. Effective May 1999, Edgemont has agreed to pay for these services via the distribution fee.

5 Investments

Purchases and Sales of Investments

      Purchases and sales of securities (excluding short-term investments and securities sold short) aggregated $1,538,858,631 and $2,068,058,195, respectively.

Portfolio Turnover Rate

      Portfolio turnover rate, which is calculated on the lesser of the costs of investments purchased or the proceeds from investments sold (excluding short-term investments and securities sold short) measured as a percentage of the Fund's average monthly portfolio, was 44% for the six months ended June 30, 1999.

Tax Basis of Investments

      As of June 30, 1999, the aggregate cost, for Federal income tax purposes, of investment securities and proceeds of securities sold short was $2,249,057,864 and $7,453,582, respectively. Accumulated net unrealized appreciation aggregated $1,079,101,700 of which $1,222,345,912 related to appreciated investment securities and $143,244,212 related to depreciated investment securities.

6 Securities Lending

      The Fund lends securities to certain brokers who pay the Fund negotiated lenders' fees. These fees, less costs to administer the program, are included in interest income and amounted to $1,071,247 for the six months ended June 30, 1999. The Fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At June 30, 1999, the value of the securities loaned and the value of collateral was $743,395,985 and $762,988,551, respectively.

--------------------------------------------------------------------------------
14

The Kaufmann Fund, Inc.         Semi-Annual Report -- June 30, 1999 -- Unaudited
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

7  Transactions with Affiliated Companies

      An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with companies which are or were affiliates are as follows:

                                                                                          Amounts in thousands
                                                                       ----------------------------------------------------------
                                                                       Purchases           Sales        Dividend
   Affiliates                                                             Cost             Cost          Income           Value
---------------------------------------------------------------------------------------------------------------------------------
   Aastrom Biosciences, Inc.                                       *     $   --          $    741        $   --          $  1,875
   Aastrom Biosciences, Inc.  Pfd. (restricted)                    *         --              --              --              --
   Alexion Pharmaceuticals, Inc.                                   *         --              --              --             7,431
   Alpha Industries, Inc.                                          *       17,952             255            --            52,388
   Ambassadors International, Inc.                                 *         --               342            --            13,611
   ArQule, Inc.                                                    *         --             1,231            --            10,380
   Aurora Biosciences Corporation                                  *         --             8,585            --            13,778
   Barnett, Inc.                                                   *         --             9,702            --              --
   Billing Concepts Corp.                                          *         --              --              --            27,111
   Bionx Implants, Inc.                                            *         --             1,389            --             4,125
   Boran LePore & Assocs Inc.                                      *       10,799           7,908            --              --
   Carey International, Inc.                                       *         --               640            --            12,805
   Central Garden & Pet Company                                    *         --            19,785            --              --
   Cinar Corporation - Class B                                     *        5,000            --              --            30,625
   Coast Dental Services, Inc.                                     *         --             3,576            --             1,155
   CompDent Corporation                                            *         --            14,375            --              --
   CompDent Corporation                                            *         --              --              --               124
   CompDent Corporation Pfd. (restricted)                          *         --              --              --             2,876
   Cunningham Graphics International, Inc.                         *         --             1,669            --             4,090
   Diagnostic Products Corporation                                           --             8,483             164          11,050
   Dispatch Management Services Corp.                              *          451            --              --             3,670
   Hanger Orthopedic Group, Inc.                                   *        9,490            --              --            13,108
   Hastings Entertainment, Inc.                                    *         --             7,640            --              --
   Headlands Mortgage Company                                      *         --            21,487            --              --
   Health Management Systems, Inc.                                 *         --             5,937            --              --
   Healthcare Recoveries, Inc.                                     *         --             2,520            --             6,631
   Hutchinson Technology Incorporated                              *         --            13,675            --            22,200
   INSpire Insurance Solutions, Inc.                               *        9,281             614            --            16,705
   International Telecommunication Data Sys. Inc.                  *        5,118            --              --            23,830
   J.D. Wetherspoon plc                                                      --              --               235          81,032
   JLM Industries, Inc.                                            *         --              --              --             2,100
   Lincare Holdings, Inc.                                          *        3,289           6,940            --           127,557

--------------------------------------------------------------------------------

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                              Amounts in thousands
                                                                        ------------------------------------------------------------
                                                                           Purchases         Sales         Dividend
   Affiliates                                                                 Cost            Cost          Income            Value
------------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                                                       *        $  2,493        $   --          $   --          $ 13,467
Marquee Group Inc., The                                            *            --            14,337            --              --
Medstone International, Inc.                                       *            --             3,786            --              --
Nuco2 Inc.                                                         *            --             1,460            --             2,188
Orthofix International N.V.                                        *            --              --              --            14,875
Peak Trends Trust                                                               --             5,618             708            --
PETsMART, Inc.                                                     *            --              --              --            60,104
Philadelphia Consolidated Holding Corp.                            *           4,261            --              --            31,514
PSS World Medical, Inc.                                            *           3,018           8,697            --            51,474
RTW, Inc.                                                          *             256            --              --             7,928
Sheridan Healthcare, Inc.                                          *            --             8,322            --              --
Skechers U.S.A., Inc.                                              *           8,250            --              --             7,875
Sterile Recoveries, Inc.                                           *            --             1,993            --             5,203
STERIS Corporation                                                 *            --           126,192            --              --
Systemax Inc.                                                      *            --             3,736            --            27,053
Transaction Network Services, Inc. *                                             152           3,098            --            43,875
United Payors & United Providers, Inc.                             *          21,320            --              --            26,304
Universal Standard Healthcare, Inc.*                                            --                70            --              --
U S Oncology, Inc.                                                 *          19,671              31            --            71,618
Virginia Gas Company                                                             560            --                21           2,594
ViroPharma Incorporated                                            *            --             6,084            --              --
Wilmar Industries, Inc.                                            *            --            16,185            --              --
Zoll Medical Corporation                                           *            --              --              --            11,767
                                                                            --------        --------        --------        --------
                                                                            $121,361        $337,103        $  1,128        $868,096
                                                                            ========        ========        ========        ========

* Non-income producing during the period.

--------------------------------------------------------------------------------
16

The Kaufmann Fund, Inc.         Semi-Annual Report -- June 30, 1999 -- Unaudited
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8 Restricted Securities

The Fund may not invest more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 1999, the Fund owned the following restricted securities (constituting 2.7% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by pricing services or brokers, or if not available, in good faith by or at the direction of the Board of Directors. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                                                                              Amounts in thousands
                                                                      Date of          Share/Par              --------------------
   Description                                                      Acquisition          Amount              Cost            Value
------------------------------------------------------------------------------------------------------------------------------------
Aastrom Biosciences, Inc.  - Preferred                                02/17/98             6,457        $       --        $       --
                                                                      04/15/98            26,316                --                --
                                                                      10/02/98           102,289                --                --
                                                                                      ----------          --------          --------
                                                                                         135,062                --                --

Amira Medical Series D - Preferred                                    04/12/99         1,000,000             5,500             5,500
Amira Medical Series A - Preferred                                    04/12/99           250,000             1,375             1,375
Aradigm Corporation                                                   03/10/99           666,667             7,000             5,325
Cephalon, Inc.  11.00% 01/31/2002                                     03/01/99        10,000,000            10,000            10,000
Cephalon, Inc. Class B Warrants                                       03/01/99           160,000                --                --
Cephalon, Inc. Class A Warrants                                       03/01/99           480,000                --                --
Combact Diagnostics Systems Ltd. (ILS)                                11/02/95            22,502             1,000             1,000
Combact Diagnostics Systems Ltd.                                      10/16/98             3,522                --                --
  Series C - Preferred (ILS)
Combact Diagnostics Systems Ltd.                                      10/16/98               666                --                --
  Ordinary Shares (ILS)
CompDent  Corporation                                                 05/24/95            60,000                36                30
                                                                      04/21/97            75,000                46                38
                                                                      04/22/97            65,000                40                33
                                                                      06/30/99            48,612                --                23
                                                                                      ----------          --------          --------
                                                                                         248,612               122               124

CompDent  Corporation - Preferred                                     05/24/95               855               834               863
                                                                      04/21/97             1,069             1,060             1,078
                                                                      04/22/97               927               938               935
                                                                                      ----------          --------          --------
                                                                                           2,851             2,832             2,876

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  17

The Kaufmann Fund, Inc.         Semi-Annual Report -- June 30, 1999 -- Unaudited
--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                                             Amounts in thousands
                                                                                                           -----------------------
                                                                           Date of         Share/Par
Description                                                               Acquisition        Amount           Cost            Value
------------------------------------------------------------------------------------------------------------------------------------
ENDOcare, Inc.                                                              01/24/97       1,000,000       $   3,500       $   6,000
                                                                            04/16/98         750,000           2,625           4,500
                                                                            04/24/98         250,000             879           1,500
                                                                                          ----------      ----------      ----------
                                                                                           2,000,000           7,004          12,000

Genomica Corporation Series B - Preferred                                   02/17/99       9,722,222           7,000           7,000
GreenField Technology Ventures Fund I                                       06/15/98               1              75              75
Illuminet Holdings, Inc.                                                    02/04/98          20,100             358             358
IntraBiotics Pharmaceuticals, Inc.  Series G - Pfd.                         11/23/98       1,500,000           4,502           4,502
LJL Biosystems, Inc.                                                        01/22/99         857,143           3,000           3,279

Latin Healthcare Fund, L.P.                                                 07/15/97               1           2,080           2,080
                                                                            06/03/99              --           3,000           3,000
                                                                                          ----------      ----------      ----------
                                                                                                   1           5,080           5,080

NeoPath, Inc.                                                               02/09/99       1,821,000           9,105           6,351
Pacific Health Laboratories, Inc.                                           08/09/96         140,000             525             525
P-Com, Inc.                                                                 06/22/99       2,516,990          10,000          10,000
Panavision Inc.                                                             06/05/98          46,363             767              --
Peachtree Medichem Partners, LLC                                            06/07/99          30,078           1,463           1,463
PixTech, Inc.                                                               03/31/98       1,000,000           4,021           1,500
PixTech, Inc. Convertible Preferred                                         12/24/98         266,297           6,000           5,400
Realm Production and Entertainment,  Inc.                                   03/24/97         172,000             301             301
SensAble Technologies, Inc.                                                 12/23/97       1,333,334           2,064           2,064
ThermoGenesis Corp.                                                         12/31/97         800,000           2,000           1,200
ThermoGenesis Corp. - Warrants                                              01/27/98          80,000              --              --
ThermoGenesis Corp.  Series A - Conv. Pfd.                                  12/29/98         576,000           3,600           3,600

Trex Medical Corporation                                                    11/15/95          20,000             205             215
                                                                            06/24/96           2,000              28              22
                                                                                          ----------      ----------      ----------
                                                                                              22,000             233             237

Western Growth Capital Partners I, L.L.L.P.                                 12/31/97          52,500             131             130
Xenometrix, Inc.                                                            07/10/92           6,619              50               2
                                                                                                          ----------      ----------
                                                                                                           $  95,108       $  91,267
                                                                                                          ==========      ==========

--------------------------------------------------------------------------------
18

The Kaufmann Fund, Inc.           Semi-Annual Report - June 30, 1999 - Unaudited
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9 Line of Credit

      The Fund has a $400,000,000 committed secured leverage line of credit. The Fund is required to pledge assets equivalent to its borrowings under the line of credit. Borrowings are charged interest at 0.50%, over the current overnight Federal Funds Rate. The Fund incurs a commitment fee of 0.075% per annum on the unused portion of the line of credit. There were no borrowings under the line of credit during the six months ended June 30, 1999.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Advisor
   Edgemont Asset Management Corporation
   140 East 45th Street, 43rd Floor
   New York, New York 10017
   (212) 661-2443
--------------------------------------------------------------------------------
Custodian
   State Street Bank and Trust Company
   P.O. Box 1713
   Boston, Massachusetts 02105
--------------------------------------------------------------------------------
Transfer Agent
   Boston Financial Data Services Inc.
   P.O. Box 8331
   Boston, Massachusetts 02266
   (800) 261-0555
--------------------------------------------------------------------------------
Legal Counsel
   Simpson Thacher & Bartlett
   425 Lexington Avenue
   New York, New York 10017
--------------------------------------------------------------------------------
Independent Auditors
   Sanville & Company
   1514 Old York Road
   Abington, Pennsylvania 19001
--------------------------------------------------------------------------------

This semi-annual report must be accompanied with or preceded by the Fund's current prospectus.
--------------------------------------------------------------------------------

                                      The
                                   Kaufmann
                                     Fund,
                                     Inc.

                            [GRAPHIC APPEARS HERE]


                              Semi-Annual Report
--------------------------------------------------------------------------------
                        Six Months Ended June 30, 1999